Classification of operating expenses by nature (Tables)	3 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Schedule of operating expense by nature
Details of classification of expenses by nature for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	Three months ended March 31,
	2026	2025
Personnel expenses	$6,431	$7,928
Depreciation and amortization	2,216	829
Depreciation of right-of-use assets	490	283
Taxes and dues	3,939	3,899
Fees and commissions	28,471	27,700
Advertising expenses	15,100	12,540
Other expenses	1,961	673
Total (1)	$58,608	$53,852
(1)Represents the sum of cost of revenue, sales and marketing, research and development, and general and administrative expenses as included in the consolidated interim statement of comprehensive income.